Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 26, 2012
Registrant Name	EAGLE SERIES TRUST
Central Index Key	0000897111
Amendment Flag	false
Document Creation Date	Dec 26, 2012
Document Effective Date	Dec 31, 2012
Prospectus Date	Dec 31, 2012

Eagle Small Cap Stock Fund
SUMMARY OF SMALL CAP STOCK FUND | 12.31.2012
Investment objective
The Eagle Small Cap Stock Fund (“Small Cap Stock Fund” or the “fund”) seeks capital appreciation.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 10 of the fund’s Prospectus and on page 20 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Small Cap Stock Fund	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Eagle Small Cap Stock Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1][2]	1.12%	1.30%	1.12%	1.30%	1.30%	1.30%
Total Annual Fund Operating Expenses	[3]	1.97%	2.90%	1.72%	2.40%	1.90%	1.90%
Fee Caps and Expense Reimbursements		(0.47%)	(0.60%)	(0.77%)	(0.70%)	(0.95%)	(1.05%)
Total Annual Fund Operating Expenses After Fee Cap		1.50%	2.30%	0.95%	1.70%	0.95%	0.85%
[1]	Other expenses are estimated.
[2]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[3]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2014 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle Small Cap Stock Fund (USD $)	Year 1	Year 3
Class A	522	926
Class C	333	841
Class I	97	467
Class R-3	173	682
Class R-5	97	505
Class R-6	87	495

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance. The fund has not commenced operations and does not yet have a portfolio turnover rate.
Principal investment strategies
During normal market conditions, the Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $3.7 billion during the 12-month period ended July 31, 2012).

Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and convertible preferred stock. Although the fund’s primary focus is on the equity securities of small-capitalization companies, the fund also may own a variety of other securities that, in the opinion of the fund’s portfolio managers, offer prospects for meeting the fund’s investment goals. These securities include investment in other investment companies or exchange-traded funds.

When making their investment decisions, the portfolio managers generally focus on investing in the securities of small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers utilize a three-pronged investment philosophy when evaluating potential additions to the fund’s portfolio – Quality, Valuation and Balance. The portfolio managers seek quality by investing in companies with superior cash-flow generation, management teams with a successful record of business-strategy execution, sustainable growth and a defensive business model. They seek attractive valuation using market fluctuations as opportunistic entry points. Finally, the portfolio managers attempt to balance the portfolio through sector-weight policies that provide diversification across major economic sectors. The fund will sell securities when the portfolio managers believe they have become overvalued or if they no longer meet the portfolio managers’ investment criteria.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory Prospectus under “Additional Information on Investment Strategies” and “Additional Information on Risks.”
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;
  Small-cap company risk arises because small-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
  Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
  Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance
No performance information is presented because the fund has not yet commenced operations. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Eagle Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF SMALL CAP STOCK FUND | 12.31.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund” or the “fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 10 of the fund’s Prospectus and on page 20 of the fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance. The fund has not commenced operations and does not yet have a portfolio turnover rate.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	During normal market conditions, the Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $3.7 billion during the 12-month period ended July 31, 2012).

Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and convertible preferred stock. Although the fund’s primary focus is on the equity securities of small-capitalization companies, the fund also may own a variety of other securities that, in the opinion of the fund’s portfolio managers, offer prospects for meeting the fund’s investment goals. These securities include investment in other investment companies or exchange-traded funds.

		When making their investment decisions, the portfolio managers generally focus on investing in the securities of small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers utilize a three-pronged investment philosophy when evaluating potential additions to the fund’s portfolio – Quality, Valuation and Balance. The portfolio managers seek quality by investing in companies with superior cash-flow generation, management teams with a successful record of business-strategy execution, sustainable growth and a defensive business model. They seek attractive valuation using market fluctuations as opportunistic entry points. Finally, the portfolio managers attempt to balance the portfolio through sector-weight policies that provide diversification across major economic sectors. The fund will sell securities when the portfolio managers believe they have become overvalued or if they no longer meet the portfolio managers’ investment criteria.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory Prospectus under “Additional Information on Investment Strategies” and “Additional Information on Risks.”
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;
  Small-cap company risk arises because small-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
  Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
  Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented because the fund has not yet commenced operations. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the fund has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Eagle Small Cap Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Cap	rr_NetExpensesOverAssets	1.50%
Year 1	rr_ExpenseExampleYear01	522
Year 3	rr_ExpenseExampleYear03	926
Eagle Small Cap Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.30%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses After Fee Cap	rr_NetExpensesOverAssets	2.30%
Year 1	rr_ExpenseExampleYear01	333
Year 3	rr_ExpenseExampleYear03	841
Eagle Small Cap Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)
Total Annual Fund Operating Expenses After Fee Cap	rr_NetExpensesOverAssets	0.95%
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	467
Eagle Small Cap Stock Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.30%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total Annual Fund Operating Expenses After Fee Cap	rr_NetExpensesOverAssets	1.70%
Year 1	rr_ExpenseExampleYear01	173
Year 3	rr_ExpenseExampleYear03	682
Eagle Small Cap Stock Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.30%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)
Total Annual Fund Operating Expenses After Fee Cap	rr_NetExpensesOverAssets	0.95%
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	505
Eagle Small Cap Stock Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.30%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[4]
Fee Caps and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)
Total Annual Fund Operating Expenses After Fee Cap	rr_NetExpensesOverAssets	0.85%
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	495

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	Other expenses are estimated.
[3]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[4]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2014 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 26, 2012